Net Income per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Numerator:
Net income	$17,598	$4,707	$32,195	$9,044
Less: preferred stock accretion	(636)	(1,085)	(1,722)	(2,159)
Less: undistributed earnings attributable to participating securities	(6,455)	(2,868)	(17,467)	(5,466)

Net income attributable to common stockholders—basic and diluted	$10,507	$754	$13,006	$1,419

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders—basic	20,760	6,363	13,751	6,274
Dilutive effect of stock options, unvested restricted stock and restricted stock units, and employee stock purchase plan	3,613	1,700	3,176	1,699

Weighted-average shares used to compute net income per share attributable to common stockholders—diluted	24,373	8,063	16,927	7,973

Net income per share attributable to common stockholders
Basic	$0.51	0.12	$0.95	$0.23

Diluted	$0.43	0.09	$0.77	$0.18

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014
Numerator:
Net income	$40,520	13,520
Less: accretion of redeemable convertible preferred stock	(4,353)	(4,373)
Less: undistributed earnings attributable to participating securities	(28,570)	(7,419)

Net income attributable to common stockholders—basic and diluted	$7,597	$1,728

Denominator:
Weighted-average shares used to compute net income per share attributable to common stockholders—basic	6,429	5,629
Dilutive effect of stock options	1,669	1,299
Dilutive effect of unvested restricted stock	213	519

Weighted-average shares used to compute net income per share attributable to common stockholders—diluted	8,311	7,447

Net income per share attributable to common stockholders
Basic	$1.18	$0.31

Diluted	$0.91	$0.23

Summary of Common Stock Equivalents Excluded from Computation of Diluted Net Income Per Share

The following common stock equivalents (in thousands) were excluded from the computation of diluted net income per share for the periods presented because including them would have been antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Options to purchase common stock	15	467	270	451
Unvested restricted stock units	20	—	137	—
Preferred stock warrants	245	245	245	245
Preferred stock	—	24,177	—	24,177

The following common stock equivalents (in thousands) were excluded from the computation of diluted net income per share for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2015	2014
Options to purchase common stock	119	248
Redeemable convertible preferred stock warrants	245	245
Redeemable convertible preferred stock	24,177	24,177